SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
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                AMERICAN GENERAL LIFE INSURANCE COMPANY
                      VARIABLE SEPARATE ACCOUNT
                 POLARIS CHOICE II VARIABLE ANNUITY
                 POLARIS CHOICE III VARIABLE ANNUITY
               POLARIS PLATINUM II VARIABLE ANNUITY
              POLARIS ADVANTAGE II VARIABLE ANNUITY
                 POLARIS ADVANTAGE VARIABLE ANNUITY
            POLARIS II PLATINUM SERIES VARIABLE ANNUITY
               POLARIS ADVISOR III VARIABLE ANNUITY
            WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY
           WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY

                   VARIABLE ANNUITY ACCOUNT SEVEN
        POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY

                  VARIABLE ANNUITY ACCOUNT FIVE
               SEASONS SELECT II VARIABLE ANNUITY
           SEASONS PREFERRED SOLUTION VARIABLE ANNUITY
             SEASONS TRIPLE ELITE VARIABLE ANNUITY
               SEASONS ADVANTAGE VARIABLE ANNUITY
               SEASONS ELITE VARIABLE ANNUITY
              SEASONS ADVISOR III VARIABLE ANNUITY

  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                  FS VARIABLE SEPARATE ACCOUNT
               POLARIS ADVANTAGE II VARIABLE ANNUITY
               POLARIS ADVANTAGE VARIABLE ANNUITY
                 POLARIS CHOICE VARIABLE ANNUITY
              POLARIS CHOICE III VARIABLE ANNUITY
                 POLARIS II VARIABLE ANNUITY
        POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY
               WM DIVERSIFIED STRATEGIES III

               FS VARIABLE ANNUITY ACCOUNT FIVE
                     SEASONS SELECT II
                   SEASONS TRIPLE ELITE
                       SEASONS ELITE
___________________________________________________________________________

The following is added to the OPTIONAL LIVING BENEFITS section of the prospectuses under the heading Overview of Living Benefits:

Effective January 15, 2016, if you have elected a living benefit feature, and your contract was issued on January 23, 2012 or later, we will not accept subsequent Purchase Payments after 12 months from your contract issue date. If your contract was issued prior to January 23, 2012, we will not accept subsequent Purchase Payments after 60 months from your contract issue date. You may not establish a future automatic subsequent purchase payment plan, and any current payment plan will be terminated.

The following is added to the DEATH BENEFITS section of the prospectuses:

Effective January 15, 2016, if you have elected a living benefit feature, and your contract was issued on January 23, 2012 or later, we will not accept subsequent Purchase Payments after 12 months from your contract issue date. If your contract was issued prior to January 23, 2012, we will not accept subsequent Purchase Payments after 60 months from your contract issue date.

Dated:  December 28, 2015


            Please keep this Supplement with your Prospectus.